Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class 1
Shareholder Report [Line Items]
Fund Name	Western Asset Managed Municipals Fund
Class Name	Class 1
Trading Symbol	SMMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1	$60	0.59%
[1]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class 1 shares of Western Asset Managed Municipals Fund returned 4.20%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight local general obligation securities
↑	Issue selection within power

Top detractors from performance:
↓	Duration and yield curve positioning
↓	Underweight housing
↓	Issue selection of local general obligation securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class 1	4.20	1.52	2.40
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,481,945,986
Total Number of Portfolio Holdings	649
Total Management Fee Paid	$9,909,041
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition*,† (% of Total Investments)	[2],[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Managed Municipals Fund
Class Name	Class A
Trading Symbol	SHMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$73	0.72%
[4]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Western Asset Managed Municipals Fund returned 4.03%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight local general obligation securities
↑	Issue selection within power

Top detractors from performance:
↓	Duration and yield curve positioning
↓	Underweight housing
↓	Issue selection of local general obligation securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.03	1.38	2.27
Class A (with sales charge)	0.11	0.50	1.83
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,481,945,986
Holdings Count | $ / shares	649
Advisory Fees Paid, Amount	$ 9,909,041
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,481,945,986
Total Number of Portfolio Holdings	649
Total Management Fee Paid	$9,909,041
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition*,† (% of Total Investments)	[5],[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Managed Municipals Fund
Class Name	Class C
Trading Symbol	SMMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$130	1.28%
[7]
Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Western Asset Managed Municipals Fund returned 3.52%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight local general obligation securities
↑	Issue selection within power

Top detractors from performance:
↓	Duration and yield curve positioning
↓	Underweight housing
↓	Issue selection of local general obligation securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.52	0.84	1.72
Class C (with sales charge)	2.52	0.84	1.72
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,481,945,986
Holdings Count | $ / shares	649
Advisory Fees Paid, Amount	$ 9,909,041
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,481,945,986
Total Number of Portfolio Holdings	649
Total Management Fee Paid	$9,909,041
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition*,† (% of Total Investments)	[8],[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Managed Municipals Fund
Class Name	Class I
Trading Symbol	SMMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$54	0.53%
[10]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class I shares of Western Asset Managed Municipals Fund returned 4.30%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight local general obligation securities
↑	Issue selection within power

Top detractors from performance:
↓	Duration and yield curve positioning
↓	Underweight housing
↓	Issue selection of local general obligation securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class I	4.30	1.59	2.44
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,481,945,986
Holdings Count | $ / shares	649
Advisory Fees Paid, Amount	$ 9,909,041
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,481,945,986
Total Number of Portfolio Holdings	649
Total Management Fee Paid	$9,909,041
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition*,† (% of Total Investments)	[11],[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Western Asset Managed Municipals Fund
Class Name	Class IS
Trading Symbol	SSMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$51	0.50%
[13]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class IS shares of Western Asset Managed Municipals Fund returned 4.26%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight local general obligation securities
↑	Issue selection within power

Top detractors from performance:
↓	Duration and yield curve positioning
↓	Underweight housing
↓	Issue selection of local general obligation securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	Since Inception (3/16/2018)
Class IS	4.26	1.60	2.68
Bloomberg Municipal Bond Index	4.96	1.44	2.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,481,945,986
Holdings Count | $ / shares	649
Advisory Fees Paid, Amount	$ 9,909,041
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,481,945,986
Total Number of Portfolio Holdings	649
Total Management Fee Paid	$9,909,041
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition*,† (% of Total Investments)	[14],[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Certain categories may represent less than 0.1%.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
†	Certain categories may represent less than 0.1%.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	Certain categories may represent less than 0.1%.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
†	Certain categories may represent less than 0.1%.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
†	Certain categories may represent less than 0.1%.